Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total marketable securities	$ 298	$ 414
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Total marketable securities	$ 298	$ 414